Equity	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Equity
Note 5: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments
(1)

(Canadian $ in millions, except as noted)	January 31, 2023			October 31, 2022
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 27	20,000,000	500	0.24	20,000,000	500	0.96	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	0.23	16,000,000	400	0.91	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	0.24	12,000,000	300	0.96	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	0.19	8,000,000	200	0.76	Class B - Series 34	(2)(3)
Class B – Series 44	16,000,000	400	0.30	16,000,000	400	1.21	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	0.32	14,000,000	350	1.28	Class B - Series 47	(2)(3)
Class B – Series 50	500,000	500	-	500,000	500	24.64	Not convertible	(3)
Class B – Series 52 (11)	650,000	650	-	-	-	-	Not convertible	(3)
Preferred Shares - Classified as Equity		3,300			2,650
Other Equity Instruments
4.800 % Additional Tier 1 Capital Notes (AT1 Notes)		658			658		Variable number of common shares	(3)(5)
4.300 % Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250			1,250		Variable number of common shares	(3)(4) (5)
5.625 % Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs)		750			750		Variable number of common shares	(3)(4) (5)
7.325 % Limited Recourse Capital Notes, Series 3 (Series 3 LRCNs)		1,000			1,000		Variable number of common shares	(3)(4) (5)
Other Equity Instruments		3,658			3,658
Preferred Shares and Other Equity Instruments		6,958			6,308
Common Shares (6)(7)(8)(9)(10)	709,664,228	21,637	1.43	677,106,878	17,744	5.44

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2022.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates, subject to certain conditions.
(3)
The instruments issued include a
non-viability
contingent capital provision (NVCC), which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, to qualify as regulatory capital under Basel III, (see (4) below). As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, and AT1 Notes, is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier. Non-cumulative dividends on preferred shares are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred share dividends, which are payable semi-annually.

(4)
Non-deferrable
interest is payable semi-annually on the LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, which are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, would be converted into common shares of the bank, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.

(5)	The rates represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(6)
The stock options issued under the Stock Option Plan are convertible into 7,003,776 common shares as at January 31, 2023 (5,976,870 common shares as at October 31, 2022) of which 3,264,505 are exercisable as at January 31, 2023 (2,648,426 as at October 31, 2022).

(7)
During the three months ended January 31, 2023, we issued 2,676,317 common shares, under the Shareholder Dividend Reinvestment and Share Purchase Plan (nil during the three months ended January 31, 2022) and we issued 294,326 common shares, under the Stock Option Plan (282,072 common shares during the three months ended January 31, 2022).

(8)	Common shares are net of 81,920 treasury shares as at January 31, 2023 (174,689 treasury shares as at October 31, 2022).
(9)	On December 1, 2022, we issued 1,162,711 shares for $153 million for the acquisition of Radicle Group Inc. Refer to Note 12 for further information.
(10)
On December 16, 2022, we issued 13,575,750 common shares for $1,610 million through public offering and
8,431,700 common shares for $1,000 million under private placement. On January 25, 2023, we issued an additional 6,323,777 common shares for $750 million to BNP Paribas S.A. under private placement. In total we issued 28,331,227 common shares for $3,360 million to align our capital position with increased regulatory requirements as announced by OSFI on December 8, 2022 (refer to Note 7).

(11)	On January 31, 2023, we issued Class B - Series 52 Preferred Shares for $650 million.
Other Equity Instruments
The AT1 Notes and LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both instruments and, as a result, the full amount of proceeds has been classified as equity and form part of our additional Tier 1 non-viability
contingent capital (NVCC). Semi-annual distributions are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment.
Preferred Shares
On January 31, 2023, we issued 650,000 Non-Cumulative 5-Year Fixed Rate Reset Class B Preferred Shares Series 52 (NVCC) at a price of $1,000 per share for gross proceeds of $650 million. For the initial fixed rate period to, but excluding May 26, 2028, the shares pay non-cumulative preferential fixed semi-annual cash dividends, as and when declared, in the amount of $
70.57
per share per annum, to yield
7.057
% annually. The dividend rate will reset on May 26, 2028 and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus 4.250%.

BMO Financial Group First Quarter Report 2023
59
Common Shares
On
December 1, 2022, we issued 1,162,711 shares for $153 million for the acquisition of Radicle Group Inc. Refer to Note 12 for further information.
On December 16, 2022, we issued 13,575,750 common shares for $1,610 million through public offering and
8,431,700 common shares for $1,000 million under private placement
. On January 25, 2023, we issued an additional 6,323,777 common shares for $750 million to BNP Paribas S.A. under private placement. In total, we issued 28,331,227 common shares for $3,360 million to align our capital position with increased regulatory requirements as announced by OSFI on December 8, 2022.

Shareholder Dividend Reinvestment and Share Purchase Plan
Until further notice, common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan (the Plan) are issued by the bank from treasury with a
2
% discount, calculated in accordance with the terms of the Plan.
We issue
d 2,676,317 common shares under the Plan for the three months ended January 31, 2023 (nil for the three months ended January 31, 2022).